Portfolio of investments—November 30, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 31.53%
FHLB	5.63%	3-14-2036	$10,310,000	$11,041,227
FHLMC	2.00	10-1-2051	44,655,311	34,813,528
FHLMC	2.50	9-1-2050	10,247,025	8,315,839
FHLMC	2.50	6-1-2051	113,207,821	91,918,252
FHLMC	2.50	11-1-2051	10,440,595	8,548,102
FHLMC	3.00	9-1-2034	303,125	281,126
FHLMC	3.00	6-1-2050	531,385	456,738
FHLMC	3.00	7-1-2050	1,580,587	1,358,561
FHLMC	3.00	8-1-2050	2,185,984	1,868,285
FHLMC	3.00	11-1-2050	27,834,035	23,577,119
FHLMC	3.00	3-1-2052	265,282	224,664
FHLMC	3.00	5-1-2052	20,551,776	17,385,974
FHLMC	3.50	12-1-2045	950,044	857,824
FHLMC	3.50	5-1-2052	103,422	91,094
FHLMC	3.50	12-1-2052	8,419,747	7,385,847
FHLMC	4.00	6-1-2037	2,888,365	2,776,191
FHLMC	4.00	6-1-2044	588,947	545,877
FHLMC	4.00	5-1-2049	978,140	907,364
FHLMC	4.00	8-1-2052	7,983,912	7,253,068
FHLMC	5.00	6-1-2036	78,136	78,410
FHLMC	5.00	8-1-2040	81,693	81,266
FHLMC	5.00	7-1-2052	22,005,185	21,200,078
FHLMC	5.00	11-1-2052	18,132,146	17,469,877
FHLMC	5.00	5-1-2053	13,905,166	13,392,087
FHLMC	5.50	8-1-2038	20,430	20,768
FHLMC	5.50	12-1-2038	159,939	162,588
FHLMC	5.50	6-1-2040	270,540	273,393
FHLMC	5.50	11-1-2052	114,027	112,565
FHLMC	5.50	3-1-2053	76,983,332	75,916,305
FHLMC	8.00	2-1-2030	67	69
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	859,655	861,779
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	3.93	7-25-2043	26,310	24,168
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	3.81	10-25-2043	119,453	92,762
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	116,782	101,555
FHLMC (RFUCCT1Y+1.33%)±	3.62	1-1-2036	4,217	4,176
FNMA	2.00	5-1-2051	29,846,152	23,310,146
FNMA	2.00	8-1-2051	11,657,782	9,091,733
FNMA	2.00	10-1-2051	62,208,538	48,458,696
FNMA	2.00	12-1-2051	10,465,961	8,144,038
FNMA	2.00	1-1-2052	25,006,177	19,447,534
FNMA	2.00	2-1-2052	35,170,226	27,393,553
FNMA%%	2.00	12-1-2053	11,550,000	8,968,394
FNMA	2.50	5-1-2037	21,277,286	19,123,299
FNMA	2.50	12-1-2050	17,339,696	14,096,985
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 1

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	2.50%	7-1-2051	$16,166,610	$13,104,474
FNMA	2.50	10-1-2051	58,456,325	47,464,665
FNMA	2.50	1-1-2052	10,752,037	8,709,579
FNMA	3.00	11-1-2045	518,647	452,181
FNMA	3.00	12-1-2045	1,347,277	1,175,885
FNMA	3.00	12-1-2046	693,062	600,382
FNMA	3.00	8-1-2050	1,856,458	1,580,780
FNMA	3.00	10-1-2051	23,967,324	20,347,718
FNMA	3.00	11-1-2051	37,717,461	31,977,205
FNMA	3.00	1-1-2052	8,425,506	7,130,257
FNMA	3.00	2-1-2052	8,062,875	6,853,385
FNMA	3.48	3-1-2029	926,360	868,091
FNMA	3.50	12-1-2037	16,870,529	15,897,401
FNMA	3.50	10-1-2043	475,286	431,069
FNMA	3.50	4-1-2045	76,794	69,554
FNMA	3.50	8-1-2045	1,142,309	1,033,442
FNMA	3.50	3-1-2048	2,422,927	2,165,912
FNMA	3.50	5-1-2052	10,859,389	9,532,551
FNMA	3.50	6-1-2052	58,281,931	51,128,849
FNMA	3.62	3-1-2029	432,785	407,899
FNMA	3.77	3-1-2029	1,011,002	958,240
FNMA	4.00	8-1-2037	6,217,331	5,975,871
FNMA	4.00	9-1-2037	5,445,591	5,238,619
FNMA	4.00	1-1-2038	5,447,286	5,238,488
FNMA	4.00	2-1-2046	131,597	122,281
FNMA	4.00	4-1-2046	752,380	699,419
FNMA	4.00	6-1-2048	820,701	761,108
FNMA	4.00	2-1-2050	1,095,467	1,008,440
FNMA	4.00	10-1-2052	52,436,549	47,626,801
FNMA	4.50	11-1-2048	775,327	737,646
FNMA	4.50	6-1-2052	42,506,236	39,827,079
FNMA	4.50	9-1-2052	48,578,483	45,516,733
FNMA	4.50	11-1-2052	7,917,799	7,419,217
FNMA%%	4.50	12-1-2053	9,575,000	8,964,913
FNMA	5.00	1-1-2024	39	40
FNMA	5.00	2-1-2036	9,215	9,234
FNMA	5.00	6-1-2040	25,642	25,545
FNMA	5.00	8-1-2040	562,340	555,018
FNMA	5.00	3-1-2053	7,903,015	7,609,372
FNMA	5.50	8-1-2034	34,865	35,390
FNMA	5.50	2-1-2035	10,122	10,275
FNMA	5.50	8-1-2038	225,356	227,820
FNMA	5.50	2-1-2053	44,651,198	44,038,823
FNMA	5.50	6-1-2053	13,514,355	13,318,891
FNMA	6.00	10-1-2037	212,466	219,283
FNMA	6.00	11-1-2037	12,697	13,109
FNMA	6.21	8-6-2038	11,421,000	13,283,409
FNMA	6.50	7-1-2036	10,064	10,513
See accompanying notes to portfolio of investments
2 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	6.50%	11-1-2036	$1,756	$1,817
FNMA	7.00	7-1-2036	4,816	4,943
FNMA	7.00	11-1-2037	2,695	2,719
FNMA Principal STRIPS¤	0.00	8-6-2038	14,105,000	6,909,476
FNMA Principal STRIPS¤	0.00	7-15-2037	1,690,000	855,388
FNMA (1 Year Treasury Constant Maturity+2.24%)±	5.07	11-1-2038	10,488	10,709
FNMA (1 Year Treasury Constant Maturity+2.28%)±	5.51	8-1-2036	220,312	224,783
FNMA (RFUCCT1Y+1.61%)±	7.03	3-1-2046	206,145	210,402
FNMA (RFUCCT1Y+1.61%)±	7.11	5-1-2046	140,314	143,568
FNMA (RFUCCT1Y+1.73%)±	5.98	9-1-2036	5,623	5,614
FNMA (RFUCCT1Y+1.78%)±	6.03	8-1-2036	16,373	16,784
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	3,599	3,728
FNMA Series 2003-W14 Class 2A±±	4.44	1-25-2043	103,304	97,397
FNMA Series 2003-W8 Class 4A±±	4.40	11-25-2042	61,523	58,675
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	616,531	609,587
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	213,849	220,256
FNMA Series 2005-W4 Class 3A±±	3.94	6-25-2045	28,600	27,469
GNMA	2.00	3-20-2052	34,573,700	27,889,772
GNMA	2.50	3-20-2052	15,454,454	12,903,472
GNMA	2.50	4-20-2052	20,992,586	17,528,014
GNMA%%	2.50	12-20-2053	19,255,000	16,071,908
GNMA	2.50	8-20-2051	44,530,392	37,196,641
GNMA	3.00	11-20-2045	1,071,929	944,548
GNMA	3.00	4-20-2051	4,910,623	4,266,207
GNMA	3.00	5-20-2052	56,499,058	48,877,304
GNMA	3.50	9-20-2047	601,962	544,886
GNMA	3.50	12-20-2047	1,294,920	1,171,788
GNMA	3.50	8-20-2052	13,718,962	12,263,705
GNMA	3.50	9-20-2052	20,909,271	18,690,635
GNMA	4.00	12-20-2047	704,832	659,776
GNMA	4.00	11-20-2052	13,596,103	12,524,063
GNMA	4.50	8-20-2049	237,448	226,375
GNMA	4.50	7-20-2052	11,517,900	10,905,423
GNMA	4.50	9-20-2052	7,552,264	7,147,482
GNMA	4.50	3-20-2053	18,654,911	17,651,197
GNMA	5.00	7-20-2040	191,009	191,809
GNMA	5.00	9-20-2052	9,153,265	8,906,072
GNMA	5.00	6-20-2053	16,178,936	15,717,007
GNMA	5.50	12-20-2052	16,234,397	16,132,509
GNMA	5.50	4-20-2053	18,250,823	18,123,380
GNMA%%	6.00	12-1-2053	125,885,000	126,786,940
GNMA%%	6.50	12-20-2053	15,865,000	16,133,342
GNMA	7.50	12-15-2029	244	244
GNMA Series 2008-22 Class XMƒ±±	1.30	2-16-2050	294,904	3,604
Resolution Funding Corp. Principal STRIPS¤	0.00	4-15-2030	19,410,000	14,240,163
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 3

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
TVA	3.50%	12-15-2042	$2,000	$1,582
TVA Principal STRIPS¤	0.00	4-1-2056	42,270,000	7,444,427
Total agency securities (Cost $1,541,479,366)				1,478,363,350
Asset-backed securities: 10.47%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	17,020,000	17,177,083
ACM Auto Trust Series 2023-1A Class A144A	6.61	1-22-2030	1,362,573	1,361,538
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	10,966,000	9,647,897
Apex Credit CLO Ltd. Series 2017-2A Class BR (U.S. SOFR 3 Month+1.86%)144A±	7.26	9-20-2029	10,000,000	9,895,829
Apidos CLO XXXI Series 2019-31A Class DR (U.S. SOFR 3 Month+3.36%)144A±	8.76	4-15-2031	3,000,000	2,937,356
Arbys Funding LLC Series 2020-1A Class A2144A	3.24	7-30-2050	6,482,250	5,777,733
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A Class B144A	2.68	8-20-2026	8,700,000	8,185,088
Bain Capital Credit CLO Ltd. Series 2017-1A Class C1R (U.S. SOFR 3 Month+2.21%)144A±	7.63	7-20-2030	3,725,000	3,630,053
Bain Capital Credit CLO Ltd. Series 2020-2A Class BR (U.S. SOFR 3 Month+1.96%)144A±	7.36	7-19-2034	1,425,000	1,405,522
BDS Ltd. Series 2021-FL9 Class B (U.S. SOFR 1 Month+1.81%)144A±	7.15	11-16-2038	5,475,000	5,310,871
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	4,940,000	4,336,473
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,325,295
Bojangles Issuer LLC Series 2020-1A Class A2144A	3.83	10-20-2050	14,884,875	13,746,242
BRSP Ltd. Series 2021-FL1 Class A (U.S. SOFR 1 Month+1.26%)144A±	6.60	8-19-2038	5,304,634	5,151,861
Cajun Global LLC Series 2021-1 Class A2144A	3.93	11-20-2051	3,880,000	3,385,017
Carlyle Global Market Strategies CLO Ltd. Series 2016-1A Class CR2 (U.S. SOFR 3 Month+3.61%)144A±	9.03	4-20-2034	1,500,000	1,454,718
CFMT LLC Series 2021-HB7 Class M2144A±±	2.68	10-27-2031	5,750,000	5,349,948
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	317,031
CPS Auto Receivables Trust Series 2021-A Class D144A	1.16	12-15-2026	992,702	967,362
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	12,090,000	11,688,467
Driven Brands Funding, LLC Series 2021-1A Class A2144A	2.79	10-20-2051	2,842,000	2,362,023
Dryden 72 CLO Ltd. Series 2019-72A Class CR (U.S. SOFR 3 Month+2.11%)144A±	7.49	5-15-2032	3,550,000	3,407,825
Dryden XXVIII Senior Loan Fund Series 2013-28A Class A2LR (U.S. SOFR 3 Month+1.91%)144A±	7.30	8-15-2030	4,000,000	3,960,757
DT Auto Owner Trust Series 2021-1A Class C144A	0.84	10-15-2026	2,593,453	2,556,323
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	6.44	1-27-2070	2,699,650	2,667,230
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	6.24	10-25-2056	420,051	415,838
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,154,509
Exeter Automobile Receivables Trust Series 2019-2A Class D144A	3.71	3-17-2025	629,533	628,118
See accompanying notes to portfolio of investments
4 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
FIGRE Trust Series 2023-HE1 Class A144A	5.85%	3-25-2053	$13,819,662	$13,668,702
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	9,509,915	9,502,996
First Investors Auto Owner Trust Series 2019-2A Class D144A	2.80	12-15-2025	1,799,392	1,796,951
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,374,926	1,223,493
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	5,966,758
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	7,620,487
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	5,365,000	5,388,589
FREED Mortgage Trust Series 2022-HE1 Class A144A	7.00	10-25-2037	8,841,436	8,746,719
FREED Mortgage Trust Series 2022-HE1 Class B144A	7.00	10-25-2037	6,890,597	6,686,760
FS Rialto Issuer Ltd. Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	7.24	11-16-2036	3,000,000	2,851,386
GLS Auto Receivables Issuer Trust Series 2021-4A Class B144A	1.53	4-15-2026	1,249,361	1,235,486
Gracie Point International Funding Series 2022-2A Class A (30 Day Average U.S. SOFR+2.75%)144A±	8.07	7-1-2024	6,083,369	6,105,972
Gracie Point International Funding Series 2023-1A Class B (90 Day Average U.S. SOFR+2.60%)144A±	7.83	9-1-2026	7,076,000	7,058,426
Hertz Vehicle Financing LLC Series 2021-1A Class B144A	1.56	12-26-2025	10,780,000	10,307,157
Hertz Vehicle Financing LLC Series 2022-1A Class B144A	2.19	6-25-2026	2,450,000	2,299,501
Hertz Vehicle Financing LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,646,704
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,295,107
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	8.13	10-20-2034	4,400,000	4,360,511
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	10,195,488	10,152,173
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	1,813,947
Marlette Funding Trust Series 2021-2A Class B144A	1.06	9-15-2031	337,086	335,904
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	7.53	2-19-2037	8,750,000	8,072,032
MF1 Multifamily Housing Mortgage Loan Trust Series 2021- FL5 Class A (U.S. SOFR 1 Month+0.96%)144A±	6.29	7-15-2036	2,256,203	2,222,828
MNR ABS Issuer I LLC‡	8.12	12-15-2038	9,330,000	9,330,000
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,800,000	6,599,081
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,400,000	4,914,244
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,925,000	4,372,647
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A2R (U.S. SOFR 3 Month+1.71%)144A±	7.13	3-17-2030	8,205,000	8,072,472
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	161,626	158,914
Octane Receivables Trust Series 2021-1A Class B144A	1.53	4-20-2027	3,000,000	2,859,065
Octane Receivables Trust Series 2022-2A Class A144A	5.11	2-22-2028	3,636,811	3,598,123
Octane Receivables Trust Series 2023-1A Class A144A	5.87	5-21-2029	2,493,934	2,486,080
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	3,045,000	3,008,403
OnDeck Asset Securitization Trust LLC Series 2021-1A Class A144A	1.59	5-17-2027	12,640,000	12,292,179
OnDeck Asset Securitization Trust LLC Series 2021-1A Class B144A	2.28	5-17-2027	4,000,000	3,875,460
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 5

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Pagaya AI Debt Selection Trust Series 2021-HG1 Class A144A	1.22%	1-16-2029	$4,460,858	$4,317,027
Pagaya AI Debt Selection Trust Series 2023-1 Class A144A	7.56	7-15-2030	6,287,211	6,306,480
Palmer Square Loan Funding Ltd. Series 2021-3A Class A2 (U.S. SOFR 3 Month+1.66%)144A±	7.08	7-20-2029	12,060,000	12,005,748
Parallel Ltd. Series 2021-1A Class D (U.S. SOFR 3 Month+3.71%)144A±	9.11	7-15-2034	8,500,000	7,781,125
Pawnee Equipment Receivables LLC Series 2021-1 Class A2144A	1.10	7-15-2027	706,991	688,834
Santander Drive Auto Receivables Trust Series 2020-2 Class D	2.22	9-15-2026	1,032,848	1,018,376
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	5,379,507	4,926,159
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	5,356,240
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	6.15	12-17-2068	3,686,454	3,601,418
Sound Point CLO Ltd. Series 2013-2RA Class A1 (U.S. SOFR 3 Month+1.21%)144A±	6.61	4-15-2029	569,548	568,703
Sound Point CLO Ltd. Series 2015-1RA Class BR (U.S. SOFR 3 Month+1.81%)144A±	7.21	4-15-2030	10,340,000	10,247,875
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	2,169,536	1,986,723
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	6.67	11-15-2038	1,100,000	1,064,565
STORE Master Funding LLC Series 2023-1A Class A1144A	6.19	6-20-2053	6,982,500	6,960,136
Taco Bell Funding LLC Series 2021-1A Class A2I144A	1.95	8-25-2051	10,758,375	9,446,628
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	382,344
TierPoint Issuer LLC Series 2023-1A Class A2144A	6.00	6-25-2053	20,000,000	19,258,984
Towd Point Asset Trust Series 2018-SL1 Class A (U.S. SOFR 1 Month+0.71%)144A±	6.06	1-25-2046	168,294	167,906
Towd Point He Trust Series 2023-1 Class A1A144A	6.88	2-25-2063	10,564,284	10,618,394
Towd Point Mortgage Trust Series 2019-MH1 Class A1144A±±	3.00	11-25-2058	85,825	85,251
Vantage Data Centers LLC Series 2020-1A Class A2144A	1.65	9-15-2045	22,340,000	20,431,223
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	7.26	1-15-2031	250,000	246,018
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	537,625	427,553
Westgate Resorts LLC Series 2022-1A Class C144A	2.49	8-20-2036	8,769,354	8,297,009
Westlake Automobile Receivables Trust Series 2020-1A Class D144A	2.80	6-16-2025	1,173,885	1,170,158
Westlake Automobile Receivables Trust Series 2020-3A Class C144A	1.24	11-17-2025	598,452	596,933
Wingstop Funding LLC Series 2020-1A Class A2144A	2.84	12-5-2050	3,584,415	3,159,285
Zais CLO 6 Ltd. Series 2017-1A Class CR (U.S. SOFR 3 Month+2.91%)144A±	8.31	7-15-2029	7,450,000	7,384,445
Zais CLO Ltd. Series 2020-14A Class A1AR (U.S. SOFR 3 Month+1.46%)144A±	6.86	4-15-2032	1,348,113	1,347,879
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,809,300	4,047,387
Total asset-backed securities (Cost $507,296,002)				491,026,070
See accompanying notes to portfolio of investments
6 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Common stocks: 0.01%
Consumer discretionary: 0.01%
Hotels, restaurants & leisure: 0.01%
Royal Caribbean Cruises Ltd.†	3,642	$391,369
Total common stocks (Cost $527,970)		391,369

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 21.15%
Basic materials: 0.37%
Chemicals: 0.28%
FMC Corp.	6.38%	5-18-2053	$5,545,000	5,258,016
International Flavors & Fragrances, Inc.144A	3.47	12-1-2050	8,330,000	5,247,826
Westlake Corp.	1.63	7-17-2029	2,750,000	2,574,723
				13,080,565
Mining: 0.09%
Glencore Funding LLC144A	3.38	9-23-2051	6,500,000	4,222,349
Communications: 1.62%
Internet: 0.21%
MercadoLibre, Inc.	3.13	1-14-2031	12,050,000	9,806,693
Media: 0.85%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	10,000,000	7,800,692
Charter Communications Operating LLC/Charter Communications Operating Capital	4.40	12-1-2061	6,000,000	3,940,813
Charter Communications Operating LLC/Charter Communications Operating Capital	5.50	4-1-2063	7,800,000	6,171,550
Charter Communications Operating LLC/Charter Communications Operating Capital	6.48	10-23-2045	5,065,000	4,700,447
CSC Holdings LLC144A	4.63	12-1-2030	2,000,000	1,101,513
CSC Holdings LLC144A	5.75	1-15-2030	3,000,000	1,695,000
Scripps Escrow, Inc.144A	5.88	7-15-2027	5,000,000	4,212,500
Sirius XM Radio, Inc.144A	5.50	7-1-2029	7,920,000	7,358,947
Time Warner Cable LLC	5.50	9-1-2041	3,605,000	2,981,992
				39,963,454
Telecommunications: 0.56%
AT&T, Inc.	3.55	9-15-2055	10,330,000	6,810,251
AT&T, Inc.	5.40	2-15-2034	8,000,000	7,907,470
CommScope, Inc.144A	6.00	3-1-2026	480,000	411,600
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	1,473,750	1,461,500
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	9-20-2029	9,810,000	9,671,047
				26,261,868
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 7

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 2.49%
Airlines: 0.44%
American Airlines Pass-Through Trust Series 2017-2 Class B	3.70%	4-15-2027	$3,897,581	$3,632,483
British Airways Pass-Through Trust Series 2020-1 Class A144A	4.25	5-15-2034	5,052,172	4,557,133
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	12-10-2029	3,056,803	2,671,883
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.144A	6.50	6-20-2027	6,843,750	6,806,066
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	7-15-2037	2,900,000	2,781,473
				20,449,038
Apparel: 0.48%
Michael Kors USA, Inc.144A	4.25	11-1-2024	9,164,000	8,969,540
Tapestry, Inc.	7.85	11-27-2033	5,600,000	5,687,273
VF Corp.	2.95	4-23-2030	10,000,000	8,094,117
				22,750,930
Auto manufacturers: 0.88%
Daimler Truck Finance North America LLC144A	5.13	1-19-2028	18,825,000	18,575,829
Ford Motor Co.	3.25	2-12-2032	11,585,000	9,240,426
General Motors Financial Co., Inc.	5.85	4-6-2030	7,520,000	7,497,142
Hyundai Capital America144A	1.30	1-8-2026	4,205,000	3,835,310
Hyundai Capital America144A	5.65	6-26-2026	2,085,000	2,078,853
				41,227,560
Entertainment: 0.10%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	630,070
Warnermedia Holdings, Inc.	5.14	3-15-2052	5,135,000	4,104,204
				4,734,274
Home builders: 0.19%
KB Home	4.00	6-15-2031	4,875,000	4,123,381
KB Home	4.80	11-15-2029	2,000,000	1,823,900
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	3,360,000	3,099,600
				9,046,881
Lodging: 0.08%
Genting New York LLC/GENNY Capital, Inc.144A	3.30	2-15-2026	3,920,000	3,547,398
Retail: 0.32%
Advance Auto Parts, Inc.	5.90	3-9-2026	6,100,000	6,015,691
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	5,000,000	4,684,154
Michaels Cos., Inc.144A	7.88	5-1-2029	1,160,000	659,437
Walgreens Boots Alliance, Inc.	4.80	11-18-2044	4,635,000	3,427,053
				14,786,335
Consumer, non-cyclical: 1.23%
Agriculture: 0.11%
Altria Group, Inc.	1.70	6-15-2025	2,000,000	2,102,722
See accompanying notes to portfolio of investments
8 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agriculture(continued)
BAT Capital Corp.	4.76%	9-6-2049	$3,260,000	$2,432,879
Reynolds American, Inc.	7.00	8-4-2041	450,000	451,160
				4,986,761
Biotechnology: 0.03%
Amgen, Inc.	5.75	3-2-2063	1,485,000	1,453,204
Commercial services: 0.46%
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	1,750,000	1,332,292
Global Payments, Inc.	5.95	8-15-2052	2,420,000	2,317,982
PECF USS Intermediate Holding III Corp.144A	8.00	11-15-2029	3,500,000	1,618,750
Sabre Global, Inc.144A	11.25	12-15-2027	12,000,000	10,872,928
Upbound Group, Inc.144A	6.38	2-15-2029	6,200,000	5,645,658
				21,787,610
Food: 0.12%
Smithfield Foods, Inc.144A	2.63	9-13-2031	8,000,000	5,911,154
Healthcare-products: 0.33%
Danaher Corp.	2.50	3-30-2030	15,000,000	15,386,354
Healthcare-services: 0.18%
UnitedHealth Group, Inc.	5.20	4-15-2063	6,360,000	6,070,640
UnitedHealth Group, Inc.	6.05	2-15-2063	2,125,000	2,295,747
				8,366,387
Energy: 0.59%
Oil & gas: 0.26%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	3,000,000	3,015,000
Devon Energy Corp.	5.25	10-15-2027	3,217,000	3,184,616
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	2,255,000	2,197,481
Occidental Petroleum Corp.	4.30	8-15-2039	4,985,000	3,799,636
				12,196,733
Pipelines: 0.33%
Harvest Midstream I LP144A	7.50	9-1-2028	2,275,000	2,241,753
Rockies Express Pipeline LLC144A	4.95	7-15-2029	1,975,000	1,823,013
Rockies Express Pipeline LLC144A	6.88	4-15-2040	1,000,000	911,554
Venture Global LNG, Inc.144A	9.50	2-1-2029	10,000,000	10,317,952
				15,294,272
Financial: 10.25%
Banks: 4.66%
Bank of America Corp. (U.S. SOFR+1.33%)±	2.97	2-4-2033	9,400,000	7,670,986
Bank of America Corp. (U.S. SOFR+1.83%)±	4.57	4-27-2033	17,475,000	16,029,183
Bank of America Corp. (U.S. SOFR 3 Month+0.90%)±	2.02	2-13-2026	5,000,000	4,762,065
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,000,000	5,678,227
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 9

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of America Corp. Series AA (U.S. SOFR 3 Month+4.16%)ʊ±	6.10%	3-17-2025	$2,590,000	$2,559,528
Bank of America Corp. Series N (U.S. SOFR+1.22%)±	2.65	3-11-2032	7,655,000	6,224,782
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	5,500,000	4,759,015
Citigroup, Inc. (U.S. SOFR+1.15%)±	2.67	1-29-2031	13,885,000	11,639,428
Citigroup, Inc. (U.S. SOFR+2.66%)±	6.17	5-25-2034	9,000,000	8,930,854
Citigroup, Inc. Series T (U.S. SOFR 3 Month+4.78%)ʊ±	6.25	8-15-2026	1,030,000	1,000,275
Citigroup, Inc. Series W (5 Year Treasury Constant Maturity+3.60%)ʊ±	4.00	12-10-2025	5,000,000	4,478,585
Goldman Sachs Group, Inc.	3.63	2-20-2024	7,000,000	6,965,169
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	5,535,000	4,358,472
HSBC USA, Inc.	5.63	3-17-2025	3,585,000	3,583,343
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	7,000,000	6,060,854
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,000,000	4,982,909
JPMorgan Chase & Co. (U.S. SOFR+1.75%)±	4.57	6-14-2030	4,040,000	3,870,587
JPMorgan Chase & Co. (U.S. SOFR+1.85%)±	5.35	6-1-2034	9,060,000	8,847,232
JPMorgan Chase & Co. (U.S. SOFR 3 Month+0.70%)±	1.04	2-4-2027	3,165,000	2,870,596
JPMorgan Chase & Co. Series KK (5 Year Treasury Constant Maturity+2.85%)ʊ±	3.65	6-1-2026	4,000,000	3,600,994
JPMorgan Chase & Co. Series Q (U.S. SOFR 3 Month+3.51%)ʊ±	8.89	2-1-2024	6,625,000	6,653,295
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	6,850,000	5,433,056
Morgan Stanley (U.S. SOFR+1.36%)±	2.48	9-16-2036	7,120,000	5,375,744
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,000,000	7,867,049
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	8,930,000	8,789,706
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	7,365,000	7,626,337
Morgan Stanley (U.S. SOFR+1.88%)±	5.42	7-21-2034	1,980,000	1,920,123
National Securities Clearing Corp.144A	5.00	5-30-2028	5,000,000	4,993,526
PNC Financial Services Group, Inc. Series S (U.S. SOFR 3 Month+3.56%)ʊ±	5.00	11-1-2026	565,000	493,452
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	1,850,000	1,657,448
PNC Financial Services Group, Inc. Series W (7 Year Treasury Constant Maturity+2.81%)ʊ±	6.25	3-15-2030	2,750,000	2,398,009
Santander Holdings USA, Inc. (U.S. SOFR+3.28%)±	7.66	11-9-2031	22,500,000	23,490,965
U.S. Bancorp (U.S. SOFR+2.26%)±	5.84	6-12-2034	9,435,000	9,289,706
Wells Fargo & Co. (U.S. SOFR+1.32%)±	3.91	4-25-2026	5,700,000	5,548,109
Wells Fargo & Co. (U.S. SOFR+1.50%)±	3.35	3-2-2033	9,600,000	8,035,402
				218,445,011
Diversified financial services: 1.37%
Blackstone Holdings Finance Co. LLC144A	5.00	6-15-2044	1,015,000	868,763
Blackstone Holdings Finance Co. LLC144A	6.20	4-22-2033	14,485,000	14,857,165
Charles Schwab Corp. Series I (5 Year Treasury Constant Maturity+3.17%)ʊ±	4.00	6-1-2026	4,000,000	3,443,616
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	6,019,733
Enact Holdings, Inc.144A	6.50	8-15-2025	3,600,000	3,555,860
Private Export Funding Corp.144A	0.55	7-30-2024	29,766,000	28,851,618
See accompanying notes to portfolio of investments
10 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services(continued)
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00%	2-15-2026	$5,630,000	$4,803,375
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2027	1,050,000	831,741
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	846,188
				64,078,059
Insurance: 2.00%
Arthur J Gallagher & Co.	6.75	2-15-2054	9,010,000	9,786,944
Athene Global Funding	0.37	9-10-2026	5,600,000	5,460,490
Athene Global Funding144A	1.99	8-19-2028	2,860,000	2,391,644
Athene Global Funding144A	2.55	11-19-2030	3,000,000	2,387,895
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	1,045,000	812,479
Hill City Funding Trust144A	4.05	8-15-2041	6,955,000	4,781,550
MetLife, Inc.	5.00	7-15-2052	4,430,000	4,048,800
MetLife, Inc. Series G (5 Year Treasury Constant Maturity+3.58%)ʊ±	3.85	9-15-2025	7,000,000	6,590,238
Metropolitan Life Global Funding I144A	5.15	3-28-2033	13,000,000	12,692,032
National Life Insurance Co. (3 Month LIBOR+3.31%)144A±	5.25	7-19-2068	1,668,000	1,403,000
Northwestern Mutual Life Insurance Co.144A	3.63	9-30-2059	1,500,000	1,011,604
OneAmerica Financial Partners, Inc.144A	4.25	10-15-2050	570,000	381,519
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	3,600,000	3,198,091
Reinsurance Group of America, Inc.	6.00	9-15-2033	7,444,000	7,522,130
RGA Global Funding144A	6.00	11-21-2028	21,325,000	21,505,593
Sammons Financial Group, Inc.144A	4.75	4-8-2032	2,015,000	1,684,220
Security Benefit Global Funding144A	1.25	5-17-2024	3,000,000	2,922,886
Transatlantic Holdings, Inc.	8.00	11-30-2039	4,329,000	5,249,895
				93,831,010
Investment Companies: 0.04%
Ares Capital Corp.	2.88	6-15-2028	1,980,000	1,689,149
Private equity: 0.23%
Brookfield Capital Finance LLC	6.09	6-14-2033	7,450,000	7,461,420
KKR Group Finance Co. III LLC144A	5.13	6-1-2044	2,390,000	2,043,525
KKR Group Finance Co. VIII LLC144A	3.50	8-25-2050	1,910,000	1,242,274
				10,747,219
REITS: 1.95%
Brandywine Operating Partnership LP	7.80	3-15-2028	7,370,000	7,059,131
EPR Properties	3.60	11-15-2031	2,060,000	1,600,112
EPR Properties	3.75	8-15-2029	4,643,000	3,881,334
GLP Capital LP/GLP Financing II, Inc.	3.25	1-15-2032	5,000,000	4,016,336
GLP Capital LP/GLP Financing II, Inc.	4.00	1-15-2030	3,655,000	3,207,848
GLP Capital LP/GLP Financing II, Inc.	6.75	12-1-2033	6,485,000	6,548,333
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	1,820,000	1,758,360
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 11

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITS(continued)
Omega Healthcare Investors, Inc.	3.38%	2-1-2031	$2,930,000	$2,376,921
Omega Healthcare Investors, Inc.	3.63	10-1-2029	4,495,000	3,830,955
Omega Healthcare Investors, Inc.	4.75	1-15-2028	840,000	784,081
Piedmont Operating Partnership LP	2.75	4-1-2032	4,250,000	2,816,432
Realty Income Corp.	5.13	7-6-2034	7,700,000	8,613,034
Sabra Health Care LP	5.13	8-15-2026	14,040,000	13,590,590
SBA Tower Trust144A	1.63	5-15-2051	6,595,000	5,800,528
Service Properties Trust	4.35	10-1-2024	3,000,000	2,996,678
Service Properties Trust	4.75	10-1-2026	2,000,000	1,821,260
Service Properties Trust144A	8.63	11-15-2031	3,000,000	3,076,602
Tanger Properties LP	2.75	9-1-2031	8,722,000	6,673,501
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	9,604,000	9,324,880
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	4.75	9-17-2044	2,610,000	1,750,101
				91,527,017
Industrial: 0.92%
Aerospace/defense: 0.37%
RTX Corp.	6.00	3-15-2031	11,600,000	12,013,713
Spirit AeroSystems, Inc.144A	9.38	11-30-2029	4,950,000	5,352,386
				17,366,099
Building materials: 0.26%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	4,931,250
Fortune Brands Innovations, Inc.	5.88	6-1-2033	7,520,000	7,495,029
				12,426,279
Packaging & containers: 0.10%
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	5,000,000	4,486,673
Trucking & leasing: 0.19%
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.05	8-1-2028	5,000,000	5,038,147
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	6.20	6-15-2030	4,000,000	4,050,292
				9,088,439
Technology: 0.65%
Computers: 0.03%
Kyndryl Holdings, Inc.	2.05	10-15-2026	1,912,000	1,707,869
Semiconductors: 0.21%
Intel Corp.	5.70	2-10-2053	9,550,000	9,702,398
Software: 0.41%
Oracle Corp.	2.30	3-25-2028	13,930,000	12,386,220
Oracle Corp.	3.95	3-25-2051	9,180,000	6,792,193
				19,178,413
Utilities: 3.03%
Electric: 2.70%
Basin Electric Power Cooperative144A	4.75	4-26-2047	2,315,000	1,838,530
See accompanying notes to portfolio of investments
12 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
CenterPoint Energy, Inc. (U.S. SOFR+0.65%)±	6.00%	5-13-2024		$2,480,000	$2,479,011
Constellation Energy Generation LLC	6.13	1-15-2034		9,300,000	9,545,344
Constellation Energy Generation LLC	6.50	10-1-2053		4,310,000	4,506,353
Duke Energy Corp.	3.10	6-15-2028		2,600,000	2,720,690
Duke Energy Corp.	3.85	6-15-2034		4,400,000	4,486,089
Duke Energy Indiana LLC	5.40	4-1-2053		5,000,000	4,728,454
Enel Finance America LLC144A	2.88	7-12-2041		11,439,000	7,225,870
Entergy Louisiana LLC	4.75	9-15-2052		9,575,000	8,143,231
Evergy Kansas Central, Inc.	5.90	11-15-2033		3,710,000	3,794,243
Interstate Power & Light Co.	5.70	10-15-2033		11,625,000	11,660,451
National Rural Utilities Cooperative Finance Corp.	5.80	1-15-2033		8,015,000	8,169,618
NextEra Energy Capital Holdings, Inc.	5.25	2-28-2053		9,375,000	8,533,688
NRG Energy, Inc.144A	4.45	6-15-2029		6,415,000	5,825,348
Oglethorpe Power Corp.	5.05	10-1-2048		1,060,000	901,853
Oklahoma Gas & Electric Co.	5.60	4-1-2053		5,465,000	5,281,685
Oncor Electric Delivery Co. LLC	2.95	4-1-2025		9,369,000	9,078,421
Public Service Co. of Oklahoma	5.25	1-15-2033		9,760,000	9,434,095
Southern California Edison Co.	3.65	2-1-2050		1,600,000	1,130,969
Southern California Edison Co.	5.65	10-1-2028		10,000,000	10,174,289
Vistra Operations Co. LLC144A	3.70	1-30-2027		7,475,000	6,950,197
					126,608,429
Gas: 0.33%
Southern California Gas Co.	5.20	6-1-2033		7,280,000	7,170,650
Southern California Gas Co.	5.75	6-1-2053		8,265,000	8,113,194
					15,283,844
Total corporate bonds and notes (Cost $1,024,872,631)					991,425,728
Foreign corporate bonds and notes: 3.46%
Communications: 0.68%
Media: 0.08%
Tele Columbus AG144A	3.88	5-2-2025	EUR	2,320,000	1,616,206
Ziggo Bond Co. BV144A	3.38	2-28-2030	EUR	2,500,000	2,139,540
					3,755,746
Telecommunications: 0.60%
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,110,000	6,668,841
SES SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.19%)ʊ±	2.88	5-27-2026	EUR	1,800,000	1,750,009
Tele2 AB	0.75	3-23-2031	EUR	5,400,000	4,711,833
Telecom Italia SpA	6.88	2-15-2028	EUR	2,400,000	2,703,835
Telecom Italia SpA	7.88	7-31-2028	EUR	5,000,000	5,807,749
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	6,000,000	6,386,211
					28,028,478
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 13

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Consumer, cyclical: 0.66%
Auto manufacturers: 0.04%
Stellantis NV	2.00%	3-20-2025	EUR	1,800,000	$1,912,191
Auto parts & equipment: 0.10%
Forvia SE	7.25	6-15-2026	EUR	4,350,000	4,939,055
Distribution/wholesale: 0.08%
Azelis Finance NV144A	5.75	3-15-2028	EUR	3,500,000	3,881,185
Entertainment: 0.44%
888 Acquisitions Ltd.144A	7.56	7-15-2027	EUR	4,640,000	4,703,411
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	4,640,000	5,133,220
Cirsa Finance International Sarl144A	10.38	11-30-2027	EUR	7,650,000	9,013,543
International Game Technology PLC144A	3.50	6-15-2026	EUR	1,500,000	1,596,732
					20,446,906
Consumer, non-cyclical: 0.38%
Agriculture: 0.10%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	4,973,987
Commercial services: 0.04%
Verisure Holding AB144A	9.25	10-15-2027	EUR	1,525,000	1,778,050
Food: 0.03%
Sigma Holdco BV144A	5.75	5-15-2026	EUR	1,500,000	1,379,446
Pharmaceuticals: 0.21%
Bayer AG (EURIBOR ICE Swap Rate 11:00am+2.65%)±	2.38	11-12-2079	EUR	9,600,000	9,848,753
Energy: 0.12%
Oil & gas: 0.12%
Petroleos Mexicanos	3.75	2-21-2024	EUR	1,000,000	1,078,356
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	4,500,000	4,423,043
					5,501,399
Financial: 0.91%
Banks: 0.91%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	3,300,000	3,147,356
Banco BPM SpA	0.88	7-15-2026	EUR	4,500,000	4,510,712
Banco de Sabadell SA (EURIBOR ICE Swap Rate 11:00am+2.40%)±	5.50	9-8-2029	EUR	5,100,000	5,625,341
BPER Banca (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.08%)±	3.63	11-30-2030	EUR	4,640,000	4,824,919
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,205,482
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	7,000,000	7,600,454
See accompanying notes to portfolio of investments
14 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
Nordea Bank Abp (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.00%)ʊ±	3.50%	3-12-2025	EUR	6,000,000	$6,226,658
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	5,520,703
					42,661,625
Government securities: 0.07%
Multi-national: 0.07%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	4,000,000	3,162,486
Industrial: 0.25%
Engineering & construction: 0.14%
Cellnex Finance Co. SA	2.00	9-15-2032	EUR	3,400,000	3,030,336
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	3,800,000	3,545,737
					6,576,073
Packaging & containers: 0.11%
Canpack SA/Canpack U.S. LLC144A	2.38	11-1-2027	EUR	5,500,000	5,208,715
Utilities: 0.39%
Electric: 0.39%
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	4,640,000	5,108,159
RWE AG	2.75	5-24-2030	EUR	8,330,000	8,526,332
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	4,812,953
					18,447,444
Total foreign corporate bonds and notes (Cost $165,229,276)					162,501,539
Foreign government bonds: 4.78%
Brazil: 0.90%
Brazil ¤	0.00	1-1-2024	BRL	57,000,000	11,469,124
Brazil ¤	0.00	7-1-2024	BRL	60,000,000	11,488,957
Brazil	10.00	1-1-2027	BRL	28,600,000	5,773,488
Brazil Notas do Tesouro Nacional	10.00	1-1-2025	BRL	8,600,000	1,739,335
Brazil Notas do Tesouro Nacional	10.00	1-1-2029	BRL	60,000,000	11,938,298
					42,409,202
France: 1.98%
France	0.75	2-25-2028	EUR	92,335,000	92,614,308
Malaysia: 0.23%
Malaysia	3.88	3-14-2025	MYR	50,575,000	10,924,008
Spain: 0.93%
Spain¤	0.00	1-31-2028	EUR	45,255,000	43,516,857
United Kingdom: 0.74%
U.K. Gilts	3.25	1-31-2033	GBP	29,335,000	34,456,092
Total foreign government bonds (Cost $223,571,793)					223,920,467
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 15

Portfolio of investments—November 30, 2023 (unaudited)

	Shares	Value
Investment companies: 0.43%
Exchange-traded funds: 0.43%
SPDR Portfolio High Yield Bond ETF	881,445	$20,193,905
Total investment companies (Cost $19,999,987)		20,193,905

	Interest rate	Maturity date	Principal
Loans: 0.45%
Communications: 0.07%
Media: 0.07%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.46%	8-2-2027	$3,280,000	3,222,862
Consumer, cyclical: 0.07%
Airlines: 0.07%
American Airlines, Inc. (U.S. SOFR 3 Month+4.75%)±	10.43	4-20-2028	1,424,700	1,444,290
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.80	6-21-2027	1,856,250	1,911,232
				3,355,522
Consumer, non-cyclical: 0.13%
Commercial services: 0.12%
Geo Group, Inc. (U.S. SOFR 1 Month+7.13%)±	12.47	3-23-2027	3,540,105	3,594,304
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.90	9-1-2028	1,964,912	1,860,772
				5,455,076
Healthcare-services: 0.01%
Surgery Center Holdings, Inc. (U.S. SOFR 1 Month+3.75%)±	9.21	8-31-2026	404,671	404,622
Energy: 0.05%
Pipelines: 0.05%
GIP II Blue Holding LP (U.S. SOFR 1 Month+4.50%)±	9.96	9-29-2028	2,409,103	2,411,440
Industrial: 0.13%
Building materials: 0.02%
Standard Industries, Inc. (U.S. SOFR 1 Month+2.25%)±	7.70	9-22-2028	865,623	865,623
Machinery-diversified: 0.11%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+3.50%)±	9.38	7-30-2027	5,286,545	5,281,047
Total loans (Cost $20,778,752)				20,996,192
Municipal obligations: 0.15%
California: 0.03%
Transportation revenue: 0.03%
Alameda Corridor Transportation Authority Series B (Ambac Insured) (Ambac Insured)¤	0.00	10-1-2028	2,115,000	1,638,216
Illinois: 0.08%
GO revenue: 0.04%
Will County Community High School District No. 210 Lincoln- Way CAB (AGM Insured) (AGM Insured)¤	0.00	1-1-2025	1,820,000	1,747,992
See accompanying notes to portfolio of investments
16 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue: 0.04%
Metropolitan Pier & Exposition Authority (AGM Insured) (AGM Insured)¤	0.00%	6-15-2026	$1,975,000	$1,804,781
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority McCormick Place Expansion Series B¤	0.00	12-15-2051	765,000	192,612
				3,745,385
Pennsylvania: 0.04%
Housing revenue: 0.04%
Commonwealth Financing Authority Commonwealth of Pennsylvania Department of Education Series A	4.14	6-1-2038	1,995,000	1,762,902
Total municipal obligations (Cost $7,235,116)				7,146,503
Non-agency mortgage-backed securities: 5.60%
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.54	4-25-2045	768,720	670,230
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	822,679	755,911
Bank Series 2022-BNK44 Class A5±±	5.94	11-15-2055	1,085,000	1,100,142
Benchmark Mortgage Trust Series 2022-B33 Class A5	3.46	3-15-2055	14,391,000	12,286,735
Benchmark Mortgage Trust Series 2022-B35 Class A5±±	4.59	5-15-2055	21,565,000	19,061,045
BMO Mortgage Trust Series 2023-C4 Class A5±±	5.12	2-15-2056	7,705,000	7,394,088
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A	2.72	11-25-2059	539,053	519,706
BX Commercial Mortgage Trust Series 2023-VLT3 Class B (U.S. SOFR 1 Month+2.69%)144A±	8.01	11-15-2028	13,250,000	13,225,073
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,257,153
BX Trust Series 2021-ARIA Class A (U.S. SOFR 1 Month+1.01%)144A±	6.34	10-15-2036	3,680,000	3,574,180
BX Trust Series 2021-ARIA Class D (U.S. SOFR 1 Month+2.01%)144A±	7.33	10-15-2036	8,035,000	7,571,092
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	884,077
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	283,451	280,546
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	945,542
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	3.01	1-25-2067	5,858,416	5,208,259
CHNGE Mortgage Trust Series 2023-3 Class A1144A	7.10	7-25-2058	2,162,458	2,159,797
CHNGE Mortgage Trust Series 2023-4 Class A1144A	7.57	9-25-2058	7,168,867	7,214,991
COLT Mortgage Loan Trust Series 2022-7 Class A1144A	5.16	4-25-2067	5,715,066	5,507,264
CRSO Trust Series 2023-BRND Class A	7.12	7-12-2040	17,995,000	18,059,154
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	586,228	512,882
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.79	4-25-2044	1,175,400	1,050,142
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	5,012,945	3,778,750
CSMLT Trust Series 2015-1 Class B4144A±±	3.80	5-25-2045	2,286,555	2,078,358
Financial Asset Securitization Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	8.18	1-25-2030	1,715,819	1,595,498
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	1,719,678	1,611,133
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 17

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17%	8-10-2050	$990,000	$889,049
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.93	11-10-2052	500,000	368,081
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	169,603	152,462
Homeward Opportunities Fund Trust Series 2020-2 Class A2144A±±	2.64	5-25-2065	442,851	435,645
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	761,356	671,386
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,391,189	1,126,891
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	4,542,141	3,495,971
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.45	5-25-2067	17,223,000	13,578,401
JP Morgan Mortgage Trust Series 2013-3 Class B4144A±±	3.35	7-25-2043	3,616,907	2,517,339
JP Morgan Mortgage Trust Series 2014-2 Class B4144A±±	3.41	6-25-2029	1,215,000	1,022,506
JP Morgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	1,160,571	995,454
Med Trust Series 2021-MDLN Class B (U.S. SOFR 1 Month+1.56%)144A±	6.89	11-15-2038	9,384,959	9,131,708
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	857,526	759,604
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,128,726
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	2,509,396	2,214,856
MFA Trust Series 2022-NQM2 Class A1144A	4.00	5-25-2067	6,565,374	6,015,380
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	3,683,118
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	610,000	500,460
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	5,373,331
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	8,895,939
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,604,384	1,370,974
OBX Trust Series 2022-NQM7 Class A1144A	5.11	8-25-2062	4,747,894	4,632,684
ORL Trust Series 2023-GLKS Class A (U.S. SOFR 1 Month+2.35%)144A±	7.67	10-19-2036	6,165,000	6,162,327
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	11,001,000	10,977,200
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A	7.11	11-25-2043	17,175,000	17,345,275
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,313,647
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	793,131	722,008
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.53	1-5-2043	1,927,000	1,001,605
Shellpoint Co.-Originator Trust Series 2016-1 Class B2144A±±	3.55	11-25-2046	4,657,272	4,043,080
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	2,052,668	1,632,520
Towd Point Mortgage Trust Series 2015-2 Class 1M2144A±±	3.66	11-25-2060	1,945,076	1,911,444
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	644,320	611,123
See accompanying notes to portfolio of investments
18 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50%	10-25-2059	$4,000,000	$3,230,071
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	2,843,632
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	8,129,818	7,528,898
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,025,491
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (U.S. SOFR 1 Month+0.90%)144A±	6.22	2-15-2032	2,545,036	2,517,597
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,785,205	1,576,433
Verus Securitization Trust Series 2022-4 Class A1144A	4.47	4-25-2067	3,988,213	3,798,361
Total non-agency mortgage-backed securities (Cost $283,881,799)				262,502,427
U.S. Treasury securities: 12.14%
U.S. Treasury Bonds	2.00	11-15-2041	50,835,000	34,057,464
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	24,815,564
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	50,604,192
U.S. Treasury Bonds	3.63	2-15-2053	2,485,000	2,120,307
U.S. Treasury Bonds	3.63	5-15-2053	50,530,000	43,132,092
U.S. Treasury Bonds	3.88	2-15-2043	42,920,000	38,284,305
U.S. Treasury Bonds	4.00	11-15-2052	13,110,000	11,983,871
U.S. Treasury Bonds	4.13	8-15-2053	43,650,000	40,819,570
U.S. Treasury Bonds##	4.38	8-15-2043	60,825,000	58,135,395
U.S. Treasury Notes##	2.25	1-31-2024	64,000,000	63,661,169
U.S. Treasury Notes	3.75	5-31-2030	38,295,000	36,948,691
U.S. Treasury Notes##	4.50	11-15-2033	55,180,000	55,861,128
U.S. Treasury Notes	4.63	6-30-2025	55,000,000	54,791,602
U.S. Treasury Notes	4.63	9-30-2028	4,975,000	5,040,297
U.S. Treasury Notes	4.88	10-31-2028	35,480,000	36,350,369
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	9,206,599
U.S. Treasury STRIPS¤	0.00	5-15-2044	9,270,000	3,422,553
Total U.S. Treasury securities (Cost $601,607,904)				569,235,168
Yankee corporate bonds and notes: 7.37%
Basic materials: 0.14%
Chemicals: 0.14%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	7,175,000	6,564,080
Communications: 0.69%
Internet: 0.21%
Alibaba Group Holding Ltd.	3.15	2-9-2051	4,135,000	2,500,439
Prosus NV144A	3.83	2-8-2051	3,000,000	1,785,282
Prosus NV144A	4.03	8-3-2050	1,565,000	964,879
Prosus NV144A	4.99	1-19-2052	3,000,000	2,111,489
Tencent Holdings Ltd.144A	3.68	4-22-2041	3,250,000	2,395,983
				9,758,072
Telecommunications: 0.48%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	5,000,000	3,626,514
Nokia OYJ	6.63	5-15-2039	6,990,000	6,584,233
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 19

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications(continued)
Rogers Communications, Inc.	4.55%	3-15-2052	$11,975,000	$9,499,520
Telefonica Emisiones SA	5.21	3-8-2047	3,485,000	2,991,783
				22,702,050
Consumer, cyclical: 0.56%
Airlines: 0.09%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	4,000,000	4,250,000
Entertainment: 0.20%
Genm Capital Labuan Ltd.144A	3.88	4-19-2031	11,400,000	9,303,066
Leisure time: 0.27%
Carnival Corp.144A	6.00	5-1-2029	5,000,000	4,600,033
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	5,000,000	4,776,594
Royal Caribbean Cruises Ltd.144A	11.63	8-15-2027	3,000,000	3,253,647
				12,630,274
Consumer, non-cyclical: 0.42%
Agriculture: 0.16%
Viterra Finance BV144A	4.90	4-21-2027	7,615,000	7,400,102
Pharmaceuticals: 0.26%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,128,725
Pfizer Investment Enterprises Pte. Ltd.	5.30	5-19-2053	4,910,000	4,787,421
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	6,000,000	6,329,568
				12,245,714
Energy: 0.54%
Oil & gas: 0.23%
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	4,950,000	4,448,887
Petroleos Mexicanos	6.70	2-16-2032	2,650,000	2,068,289
QatarEnergy144A	3.13	7-12-2041	6,000,000	4,290,000
				10,807,176
Pipelines: 0.31%
Enbridge, Inc.	5.70	3-8-2033	14,500,000	14,499,871
Financial: 4.03%
Banks: 2.57%
ABN AMRO Bank NV144A	4.75	7-28-2025	1,800,000	1,747,304
AIB Group PLC (U.S. SOFR+2.33%)144A±	6.61	9-13-2029	7,000,000	7,134,960
Banco Industrial SA (5 Year Treasury Constant Maturity+4.44%)144A±	4.88	1-29-2031	1,500,000	1,383,900
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	4,250,000	3,841,138
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.97%)144Aʊ±	6.75	9-27-2024	1,565,000	1,539,647
See accompanying notes to portfolio of investments
20 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53%	10-1-2028	$1,700,000	$1,714,186
Banco Santander SA (1 Year Treasury Constant Maturity+0.45%)±	5.77	6-30-2024	9,000,000	8,986,781
Barclays PLC (U.S. SOFR+2.22%)±	6.49	9-13-2029	4,800,000	4,853,961
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,400,000	5,312,646
Credit Suisse Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	4,695,000	3,832,952
Credit Suisse Group AG (U.S. SOFR+3.70%)144A±	6.44	8-11-2028	4,200,000	4,268,023
Danske Bank AS144A	5.38	1-12-2024	3,205,000	3,200,855
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	10,000,000	9,479,511
Deutsche Bank AG (USD ICE Swap Rate 11:00am NY 5 Year+2.55%)±	4.88	12-1-2032	1,750,000	1,539,326
Federation des Caisses Desjardins du Quebec144A	5.70	3-14-2028	11,145,000	11,185,638
HSBC Holdings PLC (U.S. SOFR+0.71%)±	0.98	5-24-2025	4,200,000	4,091,950
Intesa Sanpaolo SpA144A	7.20	11-28-2033	8,810,000	8,922,915
Macquarie Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.05	3-3-2036	8,875,000	6,811,355
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	8,835,000	6,912,760
NatWest Markets plc144A	1.60	9-29-2026	4,000,000	3,586,120
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	10,800,000	9,594,238
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	4,480,000	4,343,853
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,407,799
Unicredit SpA (5 Year Treasury Constant Maturity+4.75%)144A±	5.46	6-30-2035	3,000,000	2,620,681
				120,312,499
Diversified financial services: 0.36%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	2.45	10-29-2026	11,015,000	10,034,577
Avolon Holdings Funding Ltd.144A	5.50	1-15-2026	2,515,000	2,465,951
CI Financial Corp.	4.10	6-15-2051	7,220,000	4,026,554
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	66,975
				16,594,057
Insurance: 0.68%
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	17,600,000	17,620,821
Nippon Life Insurance Co. (5 Year Treasury Constant Maturity+2.60%)144A±	2.90	9-16-2051	2,000,000	1,586,814
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	7,910,000	7,741,353
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 21

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Sompo International Holdings Ltd.	7.00%	7-15-2034	$1,330,000	$1,399,374
Swiss Re Finance Luxembourg SA (5 Year Treasury Constant Maturity+3.58%)144A±	5.00	4-2-2049	3,900,000	3,651,512
				31,999,874
Private equity: 0.18%
Brookfield Finance, Inc.	3.50	3-30-2051	3,740,000	2,474,380
Brookfield Finance, Inc.	3.63	2-15-2052	3,625,000	2,408,827
Brookfield Finance, Inc.%%	6.35	1-5-2034	3,630,000	3,659,135
				8,542,342
Savings & loans: 0.24%
Nationwide Building Society144A	4.85	7-27-2027	11,630,000	11,365,033
Government securities: 0.20%
Multi-national: 0.20%
African Export-Import Bank144A	3.80	5-17-2031	2,600,000	2,099,240
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	7,760,000	7,096,846
				9,196,086
Industrial: 0.22%
Engineering & construction: 0.06%
Cellnex Finance Co. SA144A	3.88	7-7-2041	4,120,000	2,979,584
Trucking & leasing: 0.16%
Fly Leasing Ltd.144A	7.00	10-15-2024	2,285,000	2,112,437
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,245,000	5,164,547
				7,276,984
Technology: 0.30%
Semiconductors: 0.30%
Renesas Electronics Corp.144A	2.17	11-25-2026	15,635,000	14,065,821
Utilities: 0.27%
Electric: 0.27%
Comision Federal de Electricidad144A	3.35	2-9-2031	10,565,000	8,344,376
Comision Federal de Electricidad144A	3.88	7-26-2033	5,985,000	4,536,537
				12,880,913
Total yankee corporate bonds and notes (Cost $374,000,245)				345,373,598
Yankee government bonds: 1.14%
Argentina: 0.06%
Argentina	0.75	7-9-2030	1,703,981	631,915
Argentina	1.00	7-9-2029	206,310	74,285
Argentina	3.63	7-9-2035	1,817,118	586,277
Provincia de Cordoba144A	6.88	12-10-2025	1,484,437	1,335,993
				2,628,470
See accompanying notes to portfolio of investments
22 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Bermuda: 0.10%
Bermuda144A	3.38%	8-20-2050	$1,080,000	$672,300
Bermuda144A	5.00	7-15-2032	4,320,000	4,086,720
				4,759,020
Colombia: 0.16%
Colombia	3.13	4-15-2031	4,800,000	3,706,236
Colombia	8.00	11-14-2035	3,500,000	3,614,278
				7,320,514
Dominican Republic: 0.07%
Dominican Republic144A	4.50	1-30-2030	1,000,000	882,677
Dominican Republic144A	4.88	9-23-2032	1,800,000	1,550,463
Dominican Republic144A	5.50	2-22-2029	800,000	755,497
				3,188,637
Kenya: 0.11%
Kenya144A	7.00	5-22-2027	5,000,000	4,500,210
Kenya144A	8.25	2-28-2048	750,000	566,430
				5,066,640
Mexico: 0.19%
Mexico	6.35	2-9-2035	8,700,000	8,791,491
Oman: 0.04%
Oman144A	6.25	1-25-2031	1,700,000	1,743,241
Panama: 0.30%
Panama	4.50	1-19-2063	8,000,000	4,915,091
Panama	6.40	2-14-2035	9,785,000	9,136,241
				14,051,332
Paraguay: 0.08%
Paraguay 144A	5.40	3-30-2050	4,550,000	3,708,137
Peru: 0.02%
Corp. Financiera de Desarrollo SA (3 Month LIBOR+5.61%)144A±	5.25	7-15-2029	1,185,000	1,157,544
Senegal: 0.01%
Senegal144A	6.25	5-23-2033	750,000	620,775
Ukraine: 0.00%
Ukraine144A†	7.38	9-25-2034	1,200,000	282,000
Total yankee government bonds (Cost $60,027,094)				53,317,801
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 23

Portfolio of investments—November 30, 2023 (unaudited)

	Yield	Shares	Value
Short-term investments: 4.85%
Investment companies: 1.15%
Allspring Government Money Market Fund Select Class♠∞##	5.29%	53,752,803	$53,752,803

			Maturity date	Principal
U.S. Treasury securities: 3.70%
U.S. Treasury Bills☼		5.30	12-14-2023	$87,000,000	86,835,010
U.S. Treasury Bills☼		5.32	1-9-2024	87,000,000	86,681,038
					173,516,048
Total short-term investments (Cost $227,265,313)					227,268,851
Total investments in securities (Cost $5,057,773,248)	103.53%				4,853,662,968
Other assets and liabilities, net	(3.53)				(165,511,731)
Total net assets	100.00%				$4,688,151,237

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
¤	The security is issued in zero coupon form with no periodic interest payments.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
BRL	Brazilian real
CAB	Capital appreciation bond
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
GO	General obligation
LIBOR	London Interbank Offered Rate
MYR	Malaysian ringgit
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SBA	Small Business Authority
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal securities
TVA	Tennessee Valley Authority
See accompanying notes to portfolio of investments
24 | Allspring Core Plus Bond Fund

Portfolio of investments—November 30, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$237,608,541	$666,294,769	$(850,150,507)	$0	$0	$53,752,803	53,752,803	$1,624,345
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	264,825,484	EUR	247,565,236	Citibank N.A.	12-29-2023	$0	$(4,961,269)
USD	3,207,840	EUR	3,000,000	Citibank N.A.	12-29-2023	0	(61,441)
USD	6,481,678	EUR	6,100,000	Citibank N.A.	12-29-2023	0	(165,860)
EUR	4,665,236	USD	4,950,513	Citibank N.A.	12-29-2023	133,476	0
USD	5,068,137	EUR	4,800,000	Citibank N.A.	12-29-2023	0	(162,712)
USD	6,524,139	EUR	6,100,000	Citibank N.A.	12-29-2023	0	(123,398)
USD	5,562,940	EUR	5,200,000	Citibank N.A.	12-29-2023	0	(103,813)
USD	19,266,113	EUR	17,600,000	Citibank N.A.	12-29-2023	86,332	0
USD	12,071,886	EUR	11,017,108	Citibank N.A.	12-29-2023	65,880	0
USD	10,206,359	EUR	9,300,000	Citibank N.A.	12-29-2023	71,589	0
USD	5,229,913	EUR	4,800,000	Citibank N.A.	12-29-2023	0	(936)
USD	82,380,941	GBP	66,410,000	Citibank N.A.	12-29-2023	0	(1,478,125)
USD	21,004,380	GBP	17,195,000	Citibank N.A.	12-29-2023	0	(708,564)
USD	4,294,878	GBP	3,500,000	Citibank N.A.	12-29-2023	0	(124,738)
GBP	35,700,000	USD	44,282,901	Citibank N.A.	12-29-2023	797,187	0
USD	6,525,811	GBP	5,315,000	Citibank N.A.	12-29-2023	0	(185,693)
GBP	27,000,000	USD	34,333,740	Citibank N.A.	12-29-2023	0	(239,556)
USD	4,921,894	GBP	3,900,000	Citibank N.A.	12-29-2023	0	(2,822)
JPY	446,583,450	EUR	2,861,624	Citibank N.A.	12-29-2023	0	(93,970)
USD	13,595,975	MYR	63,500,000	Morgan Stanley Inc.	12-29-2023	0	(55,095)
MYR	14,500,000	USD	3,128,371	Morgan Stanley Inc.	12-29-2023	0	(11,198)
						$1,154,464	$(8,479,190)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	299	3-19-2024	$32,645,347	$32,829,266	$183,919	$0
Ultra Long Term U.S. Treasury Bond	9	3-19-2024	1,092,883	1,107,000	14,117	0
2-Year U.S. Treasury Notes	5,298	3-28-2024	1,079,313,741	1,083,234,049	3,920,308	0
5-Year U.S. Treasury Notes	4,494	3-28-2024	477,585,284	480,190,924	2,605,640	0
Short
10-Year Euro BUND Index	(233)	12-7-2023	(33,267,062)	(33,551,472)	0	(284,410)
2-Year Euro SCHATZ	(66)	12-7-2023	(7,567,634)	(7,570,968)	0	(3,334)
5-Year Euro-BOBL Futures	(197)	12-7-2023	(25,047,806)	(25,196,066)	0	(148,260)
Ultra 10-Year U.S. Treasury Notes	(595)	3-19-2024	(67,172,618)	(67,541,797)	0	(369,179)
					$6,723,984	$(805,183)
See accompanying notes to portfolio of investments
Allspring Core Plus Bond Fund | 25

Portfolio of investments—November 30, 2023 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate received	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit iTraxx Europe Crossover	5.00%	Quarterly	6-20-2026	EUR	3,946,400	$347,788	$309,387	$38,401	$0
See accompanying notes to portfolio of investments
26 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the
Allspring Core Plus Bond Fund | 27

Notes to portfolio of investments—November 30, 2023 (unaudited)
risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls
28 | Allspring Core Plus Bond Fund

Notes to portfolio of investments—November 30, 2023 (unaudited)
may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of November 30, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,478,363,350	$0	$1,478,363,350
Asset-backed securities	0	481,696,070	9,330,000	491,026,070
Common stocks
Consumer discretionary	391,369	0	0	391,369
Corporate bonds and notes	0	991,425,728	0	991,425,728
Foreign corporate bonds and notes	0	162,501,539	0	162,501,539
Foreign government bonds	0	223,920,467	0	223,920,467
Investment companies	20,193,905	0	0	20,193,905
Loans	0	20,996,192	0	20,996,192
Municipal obligations	0	7,146,503	0	7,146,503
Non-agency mortgage-backed securities	0	262,502,427	0	262,502,427
U.S. Treasury securities	556,606,016	12,629,152	0	569,235,168
Yankee corporate bonds and notes	0	345,373,598	0	345,373,598
Yankee government bonds	0	53,317,801	0	53,317,801
Short-term investments
Investment companies	53,752,803	0	0	53,752,803
U.S. Treasury securities	173,516,048	0	0	173,516,048
	804,460,141	4,039,872,827	9,330,000	4,853,662,968
Forward foreign currency contracts	0	1,154,464	0	1,154,464
Futures contracts	6,723,984	0	0	6,723,984
Swap contracts	0	38,401	0	38,401
Total assets	$811,184,125	$4,041,065,692	$9,330,000	$4,861,579,817
Liabilities
Forward foreign currency contracts	$0	$8,479,190	$0	$8,479,190
Futures contracts	805,183	0	0	805,183
Total liabilities	$805,183	$8,479,190	$0	$9,284,373
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
As of November 30, 2023, $13,089,000 was segregated as cash collateral for these open futures contracts and $209,730 was segregated as cash collateral for swap contracts.
At November 30, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Core Plus Bond Fund | 29